CONDENSED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Unaudited) - USD ($)	Ordinary shares	Additional paid-in Capital	Accumulated Losses	Total
Balance (in Shares) at Dec. 31, 2024	12,817,092
Balance at Dec. 31, 2024	$ 72,061	$ 29,093,585	$ (29,477,287)	$ (311,641)
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (in Shares)	2,818,182
Issuance of ordinary shares and pre-funded warrants, net of issuance costs	$ 15,762	2,516,733		2,532,495
Issuance of ordinary shares from vested restricted share units	$ 1,611	(1,611)
Issuance of ordinary shares from vested restricted share units (in Shares)	283,999
Stock based compensation		511,818		511,818
Exercise of series A warrants (in Shares)	1,144,357
Exercise of series A warrants	$ 6,348	3,086,861		3,093,209
Comprehensive loss			(2,295,955)	(2,295,955)
Balance at Jun. 30, 2025	$ 95,782	35,207,386	(31,773,242)	3,529,926
Balance (in Shares) at Jun. 30, 2025	17,063,630
Balance (in Shares) at Dec. 31, 2025	19,666,030
Balance at Dec. 31, 2025	$ 111,163	37,934,948	(34,889,450)	3,156,661
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (in Shares)	1,500,000
Issuance of ordinary shares and pre-funded warrants, net of issuance costs	$ 9,500	1,281,953		1,291,453
Issuance of ordinary shares and pre-funded warrants, net of issuance costs	$ 12,698	1,858,405		1,871,103
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (in Shares)	2,000,000
Issuance of ordinary shares and pre-funded warrants, net of issuance costs	$ 34,276	3,391,745		3,426,021
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (in Shares)	5,333,282
Issuance of shares upon restricted share units vesting	$ 5,702	(5,702)
Issuance of shares upon restricted share units vesting (in Shares)	663,163
Classification of series A warrants to Equity		1,285,802		1,285,802
Stock based compensation		829,058		829,058
Comprehensive loss			(4,335,835)	(4,335,835)
Balance at Jun. 30, 2026	$ 173,339	$ 46,576,209	$ (39,225,285)	$ 7,524,263
Balance (in Shares) at Jun. 30, 2026	29,162,475